Accounting Policies, by Policy (Policies)	12 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
Basis of preparation and consolidation

Basis of preparation and consolidation

These consolidated financial statements, including comparatives, have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”) and interpretations issued by the International Financial Reporting Interpretations Committee (“IFRIC”). Our year-end is December 31.

These consolidated financial statements include the accounts of the registrant, Micropolis Holding Company, and its wholly owned subsidiary, Micropolis Digital Development FZ-LLC. All intercompany transactions and balances have been eliminated.

These financial statements were authorized for issue by the Company’s board of directors on May 7, 2025.

Accounting convention	Accounting convention These financial statements have been prepared in accordance with the historical cost convention and the accruals basis.
Basis of Consolidation	Basis of Consolidation These financial statements include the accounts of the registrant, Micropolis Holding Company, and its wholly owned subsidiary, Micropolis Digital Development FZ-LLC.
Functional and reporting currency

Functional and reporting currency

These financial statements are presented in United Arab Emirates dirham (AED), which is the Company’s functional and reporting currency.

Convenience rate presentation - Unites States Dollars

Translations of balances in the consolidated balance sheets, consolidated statements of income and comprehensive income, consolidated statements of changes in shareholders’ equity (deficit) and consolidated statements of cash flows from AED into United States dollars (“US dollars”, “USD”, “$”) as of December 31, 2024 are solely for the convenience of the readers and are calculated at the rate of $1.00 = AED3.672 representing the exchange rate set forth on December 31, 2024. AED has been pegged to the US dollar at the rate of $1.00 to AED3.672 since 1997. No representation is made that the AED amounts could have been, or could be, converted, realized or settled into US dollar at such rate, or at any other rate.

Foreign currency transactions and translations

Foreign currency transactions and translations

Foreign currency transactions are translated into AED using the exchange rate prevailing on the date of the transaction. Monetary assets and liabilities denominated in foreign currencies are translated into AED using the exchange rate prevailing on the reporting date. Gains and losses from foreign currency transactions are taken to the statement of comprehensive income.

Financial instruments

Financial instruments

Financial assets and financial liabilities are recognised when the Company becomes a party to the contractual provisions of the financial instrument. Financial assets are derecognised when the contractual rights to the cash flows from the financial asset expire, or when the financial asset and substantially all the risks and rewards are transferred. A financial liability is derecognised when it is extinguished, discharged, cancelled or expires.

Except for those receivables that do not contain a significant financing component and are measured at the transaction price in accordance with IFRS 15, all financial assets are initially measured at fair value adjusted for transaction costs (where applicable).

Financial assets, other than those designated and effective as hedging instruments, are classified into the following categories:

●	amortised cost
●	fair value through profit or loss (FVTPL)
●	fair value through other comprehensive income (FVOCI).

The above classification is determined by both:

i.	the Company’s business model for managing the financial asset
ii.	the contractual cash flow characteristics of the financial asset.

All income and expenses relating to financial assets are recognised in statement of comprehensive income and included as finance costs or interest income, except for allowance against trade receivables which is presented within general and administrative expenses.

Financial assets are measured at amortised cost if the assets meet the following conditions (and are not designated as FVTPL):

●	they are held within a business model whose objective is to hold the financial assets and collect its contractual cash flows; and
●	the contractual terms of the financial assets give rise to cash flows that are solely payments of principal and interest on the principal amount outstanding.

After initial recognition, these are measured at amortised cost using the effective interest method.

The Company’s cash and cash equivalents, trade receivables, other receivables (excluding prepaid expenses and advances), and due from related parties fall into this category of financial instruments.

Cash and cash equivalents	Cash and cash equivalents Cash and cash equivalents comprise cash in hand, and balance with banks.
Trade receivables

Trade receivables

Trade receivables are stated at original invoice amount less allowance as per the expected credit loss model. Bad debts are written off when there is no possibility of recovery.

The Company makes use of a simplified approach in accounting for trade receivables and records the loss allowance as lifetime expected credit losses. These are the expected shortfalls in contractual cash flows, considering the potential for default at any point during the life of the financial instrument. In calculating the allowance, the Company uses its historical experience, external indicators and forward-looking information to calculate the expected credit losses using a provision matrix.

The Company assesses impairment of trade receivables on a collective basis as they possess shared credit risk characteristics and they have been grouped based on the days past due.

Related party transactions and balances

Related party transactions and balances

The Company enters into transactions with parties that fall within the definition of a related party as contained in IFRS. Related parties comprise companies and entities under joint or common management, ownership or control, their partners and key management personnel.

Impairment of financial assets

Impairment of financial assets

IFRS 9’s impairment requirements use more forward-looking information to recognise expected credit losses - the expected credit loss (“ECL”) model. Instruments within the scope of the new requirements include financial assets measured at amortised cost. Recognition of credit losses is no longer dependent on the Company first identifying a credit loss event, instead the Company considers a broader range of information when assessing credit risk and measuring expected credit losses, including past events, current conditions, and reasonable and supportable forecasts that affect the expected collectability of the future cash flows of the instrument.

In applying this forward-looking approach, a distinction is made between:

●	Stage 1 covers the financial assets that have not deteriorated significantly in credit quality since initial recognition or that have low credit risk;
●	Stage 2 covers the financial assets that have deteriorated significantly in credit quality since initial recognition and whose credit risk is not low; and
●	Stage 3 covers the financial assets that have objective evidence of impairment at the reporting date.

“12-month expected credit losses” are recognised for the first category while ‘lifetime expected credit losses’ are recognised for the second category. Measurement of the expected credit losses is determined by a probability-weighted estimate of credit losses over the expected life of the financial instrument.

Property and equipment

Property and equipment

Property and equipment are stated at cost less accumulated depreciation and impairment losses, if any. Costs include expenditure that is directly attributable to the acquisition and bringing the asset to its working condition.

Subsequent costs are included in the asset’s carrying amount or recognised as a separate asset, as appropriate, only when it is probable that future economic benefits associated with the item will flow to the Company and the cost of the item can be measured reliably. When a part of an asset is replaced and the cost of the replaced asset is capitalized, the carrying amount of the replaced part is derecognised. All other repairs and maintenance are recognised in the statement of comprehensive income during the financial period in which they are incurred.

Depreciation of assets is calculated using the straight-line method to allocate their cost over their estimated useful lives as follows:

Assets	Years
Office furniture	3
Computers	4
Office equipment	5
Fit out and fixtures	10

Depreciation is charged from the date the asset is available for use up to the date the asset is disposed of. Gains and losses and property and equipment are recognized as other income in the statement of comprehensive income in the period in which they occur.

Intangible assets

Intangible assets

Intangible assets are stated at cost less accumulated amortisation and impairment losses. The amount paid for acquiring business premises is amortised using the straight-line method over its estimated useful life of 4 years.

Impairment of non-financial assets

Impairment of non-financial assets

The Company assesses at each reporting date whether there is any indication that an asset may be impaired based on IAS 36. If any such indication exists, or when annual impairment testing for an asset is required, the Company makes an estimate of the asset’s recoverable amount.

An asset’s recoverable amount is the higher of an asset or cash-generating unit’s fair value less costs to sell and its value in use and is determined for an individual asset, unless the asset does not generate cash inflows that are largely independent of those from other assets or groups of assets, in which case, the cash-generating unit to which the asset belongs is used. Where the carrying amount of an asset exceeds its recoverable amount, the asset is considered impaired and is written down to its recoverable amount.

Provisions

Provisions

Provisions are recognised when the Company has a present legal or constructive obligation as a result of past events, it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation, and a reliable estimate can be made of the amount of the obligation. Provisions are reviewed at each reporting date and adjusted to reflect the current best estimate.

Contingent liabilities

Contingent liabilities

A contingent liability is disclosed when the Company has a possible obligation as a result of past events, the existence of which will be confirmed only by the occurrence or non-occurrence, of one or more uncertain future events, not wholly within the control of the Company; or when the Company has a present legal or constructive obligation, that arises from past events, but it is not probable that an outflow of resources embodying economic benefits will be required to settle the obligation, or the amount of the obligation cannot be measured with sufficient reliability.

Income taxes

Income taxes

Income tax expense comprises current and deferred tax. Deferred tax is recognized in the statements of income and comprehensive income except to the extent that they relate to items recognized directly in equity or in other comprehensive income or loss.

Current income tax is the expected tax payable or receivable in respect of the taxable income or loss for the period, using income tax rates enacted or substantively enacted at the reporting date, and any adjustments to tax payable in respect of previous periods.

Deferred income taxes are calculated using the liability method on temporary differences between the carrying amounts of assets and liabilities and their related tax bases. However, deferred tax is not provided on the initial recognition of goodwill or on the initial recognition of an asset or liability unless the related transaction is a business acquisition or affects tax or accounting profit. The deferred tax assets and liabilities have been measured using substantively enacted tax rates that will be in effect when the amounts are expected to settle. Deferred tax assets are only recognized to the extent that it is probable that they will be able to be utilized against future taxable income. The assessment of the probability of future taxable income in which deferred tax assets can be utilized is based on the Company’s latest approved forecast, which is adjusted for significant non-taxable income and expenses and specific limits to the use of any unused tax loss or credit. If a positive forecast of taxable income indicates the probable use of a deferred tax asset, especially when it can be used without a time limit, that deferred tax asset is usually recognized in full. The recognition of deferred tax assets that are subject to economic limits or uncertainties are assessed individually by management based on the specific facts and circumstances.

Deferred tax assets and liabilities are offset only when the Company has a right and intention to offset current tax assets and liabilities from the same taxation authority. Changes in deferred tax assets or liabilities are recognized as a component of income or expense in the statements of income and comprehensive income, except where they relate to items that are recognized in other comprehensive income or loss or directly in equity.

The Corporate Tax Rate in Cayman Islands stands at 0%. Generally, UAE businesses will be subject to a 9% Corporate tax rate, however a rate of 0% will be applied to taxable income not exceeding AED 375,000 or to certain types of entities, as prescribed by way of a Cabinet Decision.

Employees’ end-of-service benefits

Employees’ end-of-service benefits

Provision is made for the end-of-service benefits due to employees in accordance with U.A.E Labour Law for their periods of service up to the reporting date. The provision for the end-of-service benefits is calculated annually based on their current basic remuneration.

Leases

Leases

At inception of a contract, the Company assesses whether a contract is, or contains a lease. A contract is, or contains, a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration.

The Company recognizes a right-of-use asset and a lease liability at the lease commencement date. The right-of-use asset is initially measured at cost, which comprises the initial amount of the lease liability adjusted for any lease payments made at or before the commencement date, plus any initial direct costs incurred and an estimate of costs to dismantle and remove the underlying asset or to restore the underlying asset or the site on which it is located, less any lease incentives received.

The right-of-use asset is subsequently depreciated under the straight-line method from the commencement date to the end of the lease term, unless the lease transfers ownership of the underlying asset to the Company by the end of the lease term or the cost of the right-of-use asset reflects that the Company will exercise a purchase option. In that case the right-of-use asset will be depreciated over the useful life of the underlying asset, which is determined on the same basis as those of property and equipment. In addition, the right-of-use asset is periodically reduced by impairment losses, if any, and adjusted for certain remeasurements of the lease liability.

The lease liability is initially measured at the present value of the lease payments that are not paid at the commencement date, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, the Company’s incremental borrowing rate. Generally, the Company uses its incremental borrowing rate as the discount rate.

The Company determines its incremental borrowing rate by obtaining interest rates from various external financing sources and makes certain adjustments to reflect the terms of the lease and type of asset leased.

Lease payments included in the measurement of the lease liability comprise the following:

●	fixed payments, including in-substance fixed payments;
●	variable lease payments that depend on an index or a rate, initially measured using the index or rate as at the commencement date;
●	amounts expected to be payable under a residual value guarantee; and
●	the exercise price under a purchase option that the Company is reasonably certain to exercise, lease payments in an optional renewal policy if the Company is reasonably certain to exercise an extension option, and penalties for early termination of a lease unless the Company is reasonably certain not to terminate early.

The lease liability is measured at amortized cost under the effective interest method. It is remeasured where there is a change in future lease payments arising from a change in an index or rate, if there is a change in the Company’s estimate of the amount expected to be payable under a residual value guarantee, if the Company changes its assessment of whether it will exercise a purchase, extension or termination option or if there is a revised-in-substance fixed lease payment.

When the lease liability is remeasured in this way, a corresponding adjustment is made to the carrying amount of the right-of-use asset, or is recorded in profit or loss if the carrying amount of the right-of-use asset has been reduced to nil.

Short-term leases and leases of low-value assets

Short-term leases and leases of low-value assets

The Company has elected not to recognize right-of-use assets and lease liabilities for leases of low-value assets and short-term leases. The Company recognizes the lease payments associated with these leases as an expense on a straight-line basis over the lease term.

Revenue recognition

Revenue recognition

Revenue is recognized at a point in time, when (or as) the Company satisfies performance obligations by providing the promised services to its customers.

To determine whether to recognise revenue, the Company follows a 5-step process:

i.	Identifying the contract with a customer;
ii.	Identifying the performance obligations;
iii.	Determining the transaction price;
iv.	Allocating the transaction price to the performance obligations; and
v.	Recognising revenue when performance obligation(s) are satisfied

Revenue is recognized when the company delivers products.

Related costs are expensed as incurred. These include materials, salaries, and wages that are directly associated with the delivery of the products.

Contract liability

Contract liability

Advance payments are recorded when payment receipt occurs prior to our products deliver; such advance payments are recognized as revenue in the period in which the products are provided.

New account pronouncements

New account pronouncements

Adoption of new accounting policies

Classification of Liabilities as Current or Non-current (Amendments to IAS 1)

The amendments to IAS1 provide a more general approach to the classification of liabilities based on the contractual arrangements in place at the reporting date. These amendments are effective for reporting periods beginning on or after January 1, 2024. The adoption of these amendments did not have a material impact on the Company’s consolidated financial statements.

New Standards and amendments issued but not yet effective

New Standards and amendments issued but not yet effective

Presentation and Disclosure in Financial Statements - IFRS 18

In April 2024, the IASB issued IFRS 18, which will replace IAS 1 - Presentation of Financial Statements. The standard aims to improve the manner in which companies communicate in their financial statements, with a focus on information about financial performance in the statement of profit or loss, specifically introducing additional defined subtotals, disclosures about management-defined performance measures and new principles for aggregation and disaggregation of information. IFRS 18 is accompanied by limited amendments to the requirements in IAS 7 Statement of Cash Flows. IFRS 18 is effective from 1 January 2027. Companies are permitted to apply IFRS 18 before that date. The Company is evaluating the impact of the above amendments on its consolidated financial statements.